Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Amendment Flag	true
Entity Registrant Name	SmartRent, Inc.
Entity Central Index Key	0001837014
Amendment Description	This amendment, dated April 16, 2025 (this “Amendment”), amends and supplements the definitive proxy statement, dated April 1, 2025 (the “Proxy Statement”), filed by SmartRent, Inc. (the “Company”). The Proxy Statement relates to the solicitation of proxies by SmartRent’s Board of Directors (the “Board”) for use at the Company’s annual meeting of stockholders (together with any adjournment, postponement or other delay thereof, the “Annual Meeting”) to be held on May 13, 2025, at 8:00 a.m., Arizona time, via a live interactive webcast on the internet at www.virtualshareholdermeeting.com/SMRT2025. Capitalized terms used in this amendment that are not defined have the meanings given to them in the Proxy Statement. Except as described in this Amendment, the information provided in the Proxy Statement continues to apply. If information in this Amendment differs from or updates information contained in the Proxy Statement, then the information in this Amendment is more current and supersedes the different information contained in the Proxy Statement. THIS AMENDMENT SHOULD BE READ IN CONJUNCTION WITH THE PROXY STATEMENT.